Concentrations	6 Months Ended
Mar. 31, 2024
Concentrations [Abstract]
CONCENTRATIONS
23.	CONCENTRATIONS

Concentrations of credit risk

As of September 30, 2023 and March 31, 2024, cash, cash equivalents and restricted cash balances in the PRC was $17,253,995 and $657,319 respectively, which were primarily deposited in financial institutions located in Mainland China, and each bank account is insured by the government authority with the maximum limit of RMB500,000 ($69,249). To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions in China which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

Concentrations of customers

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable As of September 30, 2023 and March 31, 2024.

	As of September 30, 2023		As of March 31, 2024
			(Unaudited)
Customer	Amount	% of Total	Amount		% of Total
A	$1,308,360	35%	$	*	*
B	566,209	15%		2,636,130	62%
C	*	*		*	*
D	*	*		*	*
E	*	*		485,329	11%
H	*	*		782,045	18%
Total	$1,874,569	50%		$3,903,504	91%

*	The percentage is below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total advances from customers As of September 30, 2023 and March 31, 2024.

	As of September 30, 2023		As of March 31, 2024
			(Unaudited)
Customer	Amount	% of Total	Amount		% of Total
F	$536,032	14%	$	*	*
A	*	*		560,964	69%
Total	$536,032	14%		$560,964	69%

*	The percentage is below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total revenues for the six months ended March, 2023 and 2024.

	Six Months Ended March 31,
	2023		2024
	(Unaudited)		(Unaudited)
Customer	Amount	% of Total	Amount	% of Total
B	$660,155	13%	$3,118,447	36%
C	574,655	11%	*	*
E	*	*	1,811,277	21%
H	*	*	1,656,480	19%
A	*	*	931,801	11%
Total	$1,234,810	24%	$7,518,005	87%

*	The percentage is below 10%

Concentrations of suppliers

The following table sets forth information as to each customer that accounted for 10% or more of total accounts payable As of September 30, 2023 and March 31, 2024.

	As of September 30, 2023		As of March 31, 2024
			(Unaudited)
Supplier	Amount	% of Total	Amount	% of Total
A	$273,032	30%	$100,066	23%
B	178,180	20%	*	*
C	123,355	14%	*	*
D	*	*	*	*
E	*	*	*	*
F	*	*	*	*
G	90,625	10%	91,575	21%
Total	$665,192	74%	$191,641	44%

*	The percentage is below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total advances to suppliers as of September 30, 2023 and March 31, 2024.

	As of September 30, 2023		As of March 31, 2024
			(Unaudited)
Supplier	Amount	% of Total	Amount	% of Total
I	$3,754,783	20%	$7,962,197	33%
J	2,894,737	15%	2,925,086	12%
K	2,192,982	12%	*	*
L	2,164,474	12%	*	*
F	*	*	2,772,624	12%
M	*	*	2,822,319	12%
Total	$11,006,976	59%	$16,482,226	69%

*	The percentage is below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total purchases for the six months ended March 31, 2023 and 2024.

	Six Months Ended March 31,
	2023		2024
	(Unaudited)		(Unaudited)
Suppliers	Amount	% of Total	Amount	% of Total
N	$1,552,940	26%	*	*
O	972,911	16%	1,507,114	13%
I	717,367	12%	2,947,545	26%
M	*	*	2,121,255	19%
F	*	*	1,594,471	14%
Total	$3,243,218	54%	8,170,385	72%

*	The percentage is below 10%